 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending November 30, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
11/22/02	Shares of beneficial interest	1,400	8.15	9.08	Merrill Lynch
11/25/02	Shares of beneficial interest	20,000	8.2058	9.08	Merrill Lynch
11/26/02	Shares of beneficial interest	20,000	8.2341	9.11	Merrill Lynch
11/27/02	Shares of beneficial interest	20,000	8.25	9.07	Merrill Lynch

Total Shares Repurchased: 61,400

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management